Risks arising from financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Risks arising from financial instruments

29.	Risks arising from financial instruments
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overview of financial assets
1
held by the company at
year-end
:

Million US dollar	31 December 2019	31 December 2018
Debt instruments at amortized cost
Trade and other receivables	5 444	6 298
Debt instruments at fair value through OCI
Unquoted debt	25	24
Debt instruments at fair value through profit or loss
Quoted debt	91	87
Equity instruments at fair value through OCI
Unquoted companies	85	84
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	17	—
Interest rate swaps	18	9
Cross currency interest rate swaps	157	32
Other derivatives	—	20
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	112	191
Foreign currency futures	7	—
Commodities	52	54

	6 009	6 799
Of which:
Non-current	883	1 068
Current	5 126	5 731

1	Cash and short term deposits are not included in this overview.
Set out below is an overview of financial liabilities held by the company at year-end:

Million US dollar	31 December 2019	31 December 2018 restated
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	3 146	4 816
Cross currency interest rate swaps	140	387
Other derivatives	156	456
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	435	132
Cross currency interest rate swaps	35	103
Interest rate swaps	4	56
Commodities	97	273
Equity swaps	31	61
Other derivatives	107	56
Financial liabilities at amortized cost
Trade and other payables	21 189	20 658
Non-current interest-bearing loans and borrowings:
Secured bank loans	71	109
Unsecured bank loans	50	86
Unsecured bond issues	95 674	105 170
Unsecured other loans	77	57
Lease liabilities	1 692	1 575
Current interest-bearing loans and borrowings:
Secured bank loans	790	370
Unsecured bank loans	135	22
Unsecured bond issues	2 532	2 626
Unsecured other loans	20	14
Commercial paper	1 599	1 142
Bank overdrafts	68	114
Lease liabilities	333	410

	128 381	138 693
Of which:
Non-current	99 684	109 385
Current	28 696	29 308
DERIVATIVES
AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.

AB InBev’s primarily uses the following derivative instruments: foreign currency rate agreements, exchange traded foreign currency futures and options, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), exchange traded interest rate futures, commodity swaps, exchange traded commodity futures and equity swaps.
The table below provides an overview of the notional amounts of derivatives outstanding at year-end
by maturity bucket.

	31 December 2019					31 December 2018
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	21 216	36	—	—	—	11 423	190	—	—	—
Foreign currency futures	1 359	723	—	—	—	648	—	—	—	—
Interest rate
Interest rate swaps	750	—	1 500	1 000	—	2 250	750	28	1 873	36
Cross currency interest rate swaps	15	513	5 445	500	668	1 807	51	16	6 464	681
Other interest rate derivatives	—	—	—	—	565	4	—	—	—	565
Commodities
Aluminum swaps	1 411	22	—	—	—	1 597	73	—	—	—
Other commodity derivatives	771	20	—	—	—	1 241	32	—	—	—
Equity
Equity derivatives	11 638	—	—	—	—	11 347	—	—	—	—
FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk the company uses mainly foreign currency rate agreements, exchange traded foreign currency futures and cross currency interest rate swaps.
FOREIGN EXCHANGE RISK ON THE DISPOSAL OF AUSTRALIAN OPERATIONS
During 2019, AB InBev entered into derivative foreign exchange forward contracts in order to economically hedge against the exposure to changes in the US dollar against the proceeds denominated in Australian dollar. These derivatives qualify for cash flow hedge accounting under IFRS 9. As of 31 December 19, 22m US dollar positive mark-to-market
adjustment (including 219m US dollars
mark-to-market
received in cash) related to this hedging is recognized under cash flow hedge reserve. Once the disposal is completed, the effective component of the hedge will adjust the results on disposal of subsidiaries.

FOREIGN EXCHANGE RISK ON OPERATING ACTIVITIES
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g. cost of goods sold and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits.
Non-operating
transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2019			31 December 2018
Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position
Euro/Canadian dollar	(52)	39	(13)	(39)	39	—
Euro/Mexican peso	(151)	156	5	(187)	182	(5)
Euro/Pound sterling	(126)	124	(2)	(239)	213	(26)
Euro/South African rand	(99)	95	(4)	(90)	52	(38)
Euro/South Korean won	(49)	46	(3)	(51)	59	8
Euro/US dollar	(409)	337	(72)	(415)	404	(11)
Mexican peso/Chinese yuan	—	—	—	(216)	199	(17)
Mexican peso/Euro	(178)	161	(17)	(300)	301	1
Pound sterling/Euro	(39)	40	1	(34)	34	—
US dollar/Argentinian peso	(531)	510	(21)	(573)	484	(89)
US dollar/Australian dollar	(216)	204	(12)	(209)	209	—
US dollar/Bolivian boliviano	(69)	70	1	(76)	76	—
US dollar/Brazilian real	(1 443)	1 447	4	(1 303)	1 223	(80)
US dollar/Canadian dollar	(287)	295	8	(362)	286	(76)
US dollar/Chilean peso	(109)	102	(7)	(156)	155	1
US dollar/Chinese yuan	(230)	191	(39)	(201)	249	48
US dollar/Colombian peso	(278)	272	(6)	(287)	219	(68)
US dollar/Euro	(108)	113	5	(80)	78	(2)
US dollar/Mexican peso	(1 105)	903	(202)	(1 151)	1 082	(69)
US dollar/Paraguayan guarani	(124)	130	6	(177)	166	(11)
US dollar/Peruvian nuevo sol	(243)	205	(38)	(157)	149	(8)
US dollar/South African rand	(28)	31	3	(80)	83	3
US dollar/South Korean won	(88)	99	11	(114)	128	14
US dollar/Uruguayan peso	(41)	41	—	(40)	41	1
Others	(317)	250	(67)	(321)	264	(57)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.
Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
It is AB InBev’s policy to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed through the use of derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration the holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below
.

Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Mexican peso, Chinese yuan and Peruvian nuevo sol against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2019
	Closing rate 31 December 2019	Possible closing rate 1	Volatility of rates in %
Euro/Mexican peso	21.17	19.28 - 23.06	8.92%
Euro/Pound sterling	0.85	0.79 - 0.91	7.35%
Euro/South Korean won	1 297.02	1 216.94 - 1 377.10	6.17%
Euro/US dollar	1.12	1.07 - 1.18	4.69%
Pound sterling/US dollar	1.32	1.21 - 1.43	8.08%
US dollar/Australian dollar	1.42	1.33 - 1.52	6.70%
US dollar/Chinese yuan	6.96	6.62 - 7.30	4.86%
US dollar/Colombian peso	3 272.63	2 935.33 - 3 609.92	10.31%
US dollar/Euro	0.89	0.85 - 0.93	4.69%
US dollar/Mexican peso	18.85	17.25 - 20.44	8.48%
US dollar/Nigerian naira	362.59	350.58 - 374.60	3.31%
US dollar/Peruvian nuevo sol	3.32	3.17 - 3.47	4.50%
US dollar/South African rand	14.04	12.26 - 15.83	12.74%
US dollar/South Korean won	1 154.55	1 064.67 - 1 244.42	7.78%
US dollar/Tanzanian shilling	2 300.14	2 186.57 - 2 413.71	4.94%
US dollar/Zambian kwacha	14.02	11.24 - 16.81	19.85%

	2018
	Closing rate 31 December 2018	Possible closing rate 2	Volatility of rates in %
Euro/Mexican peso	22.54	19.21 - 25.86	14.75%
Euro/Pound sterling	0.89	0.84 - 0.95	6.03%
Euro/South Korean won	1 277.14	1 181.98 - 1 372.3	7.45%
Euro/US dollar	1.15	1.06 - 1.23	7.32%
Pound sterling/US dollar	1.28	1.17 - 1.39	8.45%
US dollar/Australian dollar	1.42	1.30 - 1.54	8.50%
US dollar/Chinese yuan	6.88	6.57 - 7.18	4.45%
US dollar/Colombian peso	3 246.70	2 868.9 - 3 624.5	11.64%
US dollar/Euro	0.87	0.81 - 0.94	7.32%
US dollar/Mexican peso	19.68	17.12 - 22.24	13.00%
US dollar/Nigerian naira	362.54	354.9 - 370.18	2.11%
US dollar/Peruvian nuevo sol	3.37	3.24 - 3.50	3.90%
US dollar/South African rand	14.37	11.96 - 16.79	16.82%
US dollar/South Korean won	1 115.40	1 029.1 - 1 201.71	7.74%
US dollar/Tanzanian shilling	2 298.32	2 211.95 - 2 384.69	3.76%
US dollar/Zambian kwacha	11.88	10.28 - 13.47	13.41%
Had the Mexican peso, Chinese yuan, Peruvian nuevo sol and South Korean won weakened/strengthened during 2019 by the above estimated changes against the euro or the US dollar, with all other variables held constant, the 2019 impact on consolidated profit before taxes from continuing operations would have been approximately 35m US dollar (76m US dollar in 2018; 142m US dollar in 2017) higher/lower.
Additionally, the AB InBev sensitivity analysis
1
to the foreign exchange rates on its total derivatives positions as of 31 December 2019, shows a positive/negative pre-tax impact on equity reserves of 548m US dollar (587m US dollar in 2018; 639m US dollar in 2017).

Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative
financial instruments as hedging instruments.

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018.
As of 31 December 2019, designated derivative and
non-derivative
financial instruments in net investment hedges amount to 15 522m US dollar equivalent (31 December 2018: 9 773m US dollar) in Holding companies and approximately 732m US dollar equivalent at Ambev level (31 December 2018: 632m US dollar). These instruments hedge foreign operations with Canadian dollar, Chinese yuan, Dominican peso, euro, Mexican peso, pound sterling, South African rand, South Korean won and US dollar functional currencies.
Net foreign exchange results
Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2019	2018 restated	2017 restated
Cash flow hedges	—	—	(12)
Economic hedges	6	(210)	(49)
Other results—not hedged	(186)	230	(242)

	(180)	19	304
INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in a fair value hedge accounting relationship.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk + interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge accounting.
Economic Hedges
Marketable debt security hedges (interest rate risk on Brazilian real)
During 2019
, 2018
and 201
7
, Ambev invested in highly liquid Brazilian real denominated government debt securities. The company also entered into interest rate future contracts in order to offset the Brazilian real interest rate exposure of these government bonds. Both instruments are measured at fair value with changes recorded into profit or loss and no hedge accounting is required.
Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

31 December 2019	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.87%	210	1.87%	210
Brazilian real	9.33%	43	9.33%	43
Euro	0.08%	4 214	0.08%	4 214
US dollar	2.36%	1 749	2.85%	4 269
Other	9.82%	225	4.46%	954

		6 441		9 690
Fixed rate
Australian dollar	3.71%	1 647	3.71%	1 647
Brazilian real	9.00%	544	9.00%	544
Canadian dollar	3.16%	2 055	3.16%	2 055
Euro	1.82%	25 346	1.82%	29 338
Pound sterling	3.82%	4 373	3.79%	3 713
South Korean won	3.37%	15	2.46%	1 015
US dollar	4.83%	62 205	5.02%	54 551
Other	7.31%	416	6.95%	489

		96 601		93 352

31 December 2018	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar Restated	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.95%	214	2.95%	214
Brazilian real	9.13%	61	6.86%	133
Canadian dollar	3.66%	190	3.38%	206
Euro	0.24%	3 138	0.24%	3 138
US dollar	1.94%	1 399	2.21%	2 638
Other	7.19%	709	7.19%	709

		5 711		7 038
Fixed rate
Australian dollar	3.22%	1 951	3.22%	1 951
Brazilian real	11.51%	525	12.13%	453
Canadian dollar	3.23%	1 942	3.23%	1 942
Euro	1.80%	28 217	1.65%	36 044
Pound sterling	3.82%	4 218	3.79%	3 586
South Korean won	—	—	2.45%	1 000
US dollar	4.28%	68 820	4.66%	59 370
Other	8.43%	311	8.43%	311

		105 984		104 656
At 31 December 2019, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 68m US dollar (31 December 2018: 114m US dollar)
.

As disclosed in the above table, 9 690m US dollar or 9.41% of the company’s interest-bearing financial liabilities bears interest at a variable rate.
The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2019
	Interest rate 31 December 2019 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.42%	3.32% - 5.52%	24.88%
Euro	—	—	6.43%
US dollar	1.91%	1.51% - 2.30%	20.66%

	2018
	Interest rate 31 December 2018 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	6.44%	6.12% - 6.76%	5.00%
Canadian dollar	2.29%	2.15% - 2.42%	5.91%
Euro	—	—	2.45%
US dollar	2.78%	2.61% - 2.94%	5.97%
When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 31 December 2019, with all other variables held constant, 2019 interest expense would have been 16m US dollar higher/lower (2018: 8m US dollar; 2017: 12m US dollar). This effect would be more than offset by (22m) US dollar higher/lower interest income on AB InBev’s interest-bearing
financial assets (2018: (60)m US dollar; 2017: (81)m US dollar).

Interest expense
Interest expense recognized on unhedged and hedged financial liabilities are as follows
:

Million US dollar	2019	2018 restated	2017 restated
Financial liabilities measured at amortized cost – not hedged	(4 264)	(4 053)	(4 375)
Fair value hedges	(46)	(76)	(11)
Cash flow hedges	15	21	1
Net investment hedges - hedging instruments (interest component)	2	35	77
Economic hedges	129	100	(7)

	(4 164)	(3 973)	(4 314)
COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to the price volatility. The most significant commodity exposures as at 31 December 2019 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	2019	2018
Aluminum swaps	1 449	1 670
Exchange traded sugar futures	54	62
Natural gas and energy derivatives	256	313
Corn swaps	195	196
Exchange traded wheat futures	20	424
Rice swaps	328	194
Plastic derivatives	59	84

	2 360	2 943

1	Applicable 3-month InterBank Offered Rates as of 31 December 2019 and as of 31 December 2018.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019 and at December 2018. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M)
.

Commodity price sensitivity analysis
The impact of changes in the commodity prices would have an immaterial impact on AB InBev’s profit in 2019 profits as most of the company’s exposure is hedged using derivative contracts and designated in hedge accounting in accordance with IFRS 9 rules.
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 31 December 2019 and 2018, would have on the equity reserves.

	2019
	Volatility of prices in % 1	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	21.78%	312	(312)
Sugar	29.73%	16	(16)
Wheat	30.30%	6	(6)
Energy	25.86%	66	(66)
Rice	22.64%	47	(47)
Corn	21.74%	42	(42)
Plastic	24.03%	14	(14)

	2018
	Volatility of prices in % 2	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	22.16%	370	(370)
Sugar	29.60%	18	(18)
Wheat	29.31%	124	(124)
Energy	23.83%	74	(74)
Rice	22.08%	43	(43)
Corn	23.85%	47	(47)
Plastic	20.54%	17	(17)
EQUITY PRICE RISK
AB InBev enters into derivatives to hedge the price risk on its shares when such risk could negatively impact future cash flows related to the share-based payments programs. AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 11
Finance cost and income
and
Note 23
Changes in equity and earnings per share
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As of 31 December 2019, an exposure for an equivalent of 99.5m of AB InBev shares was hedged, resulting in a total gain of 1.8 billion US dollar recognized in the profit or loss account for the period, of which 898m US dollar related to the company’s share-based payment programs, 445m US dollar and 433m US dollar related to the Modelo and SAB transactions, respectively.
Between 2012 and 2018, AB InBev reset certain equity derivatives to market price with counterparties. This resulted in a net cash inflow of 2.9 billion US dollar between 2012 and 2018 and, accordingly, a decrease of counterparty risk.
Equity price sensitivity analysis
The sensitivity analysis on the share-based payments hedging program, calculated based on a 25.20% (2018: 22.03%; 2017: 15.68%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 2 066m US dollar positive/negative impact on the 2019 profit before tax (2018: 1 345m US dollar; 2017: 1 422m US dollar).
CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2019 to be limited.

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018 .

Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	2019			2018
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	92	(7)	85	91	(7)	84
Investment in debt securities	117	—	117	111	—	111
Trade receivables	4 219	(173)	4 046	4 400	(160)	4 240
Cash deposits for guarantees	219	—	219	197	—	197
Loans to customers	177	—	177	188	—	188
Other receivables	1 666	(103)	1 563	2 359	(106)	2 253
Derivatives	362	—	362	307	—	307
Cash and cash equivalents	7 238	—	7 238	7 074	—	7 074

	14 090	(283)	13 807	14 727	(273)	14 454
There was no significant concentration of credit risks with any single counterparty per 31 December 2019 and no single customer represented more than 10% of the total revenue of the group in 2019.
Impairment losses
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2019
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(160)	—	(7)	(106)	(273)
Impairment losses	(51)	—	—	(30)	(81)
Derecognition	26	—	—	31	57
Currency translation and other	12	—	—	2	14

Balance at 31 December	(173)	—	(7)	(103)	(283)

	2018
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(194)	—	(7)	(117)	(318)
Impairment losses	(40)	—	—	(3)	(43)
Derecognition	29	—	—	6	35
Currency translation and other	44	—	—	9	53

Balance at 31 December	(160)	—	(7)	(106)	(273)

	2017
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(202)	—	(7)	(109)	(318)
Impairment losses	(55)	—	—	(4)	(59)
Derecognition	53	—	—	1	54
Currency translation and other	10	—	—	(5)	5

Balance at 31 December	(194)	—	(7)	(117)	(318)
LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities
:

	31 December 2019
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(861)	(890)	(795)	(18)	(18)	(22)	(37)
Commercial papers	(1 599)	(1 599)	(1 599)	—	—	—	—
Unsecured bank loans	(185)	(188)	(140)	(47)	(1)	—	—
Unsecured bond issues	(98 206)	(165 424)	(5 513)	(6 415)	(6 518)	(18 605)	(128 373)
Unsecured other loans	(98)	(131)	(27)	(17)	(9)	(5)	(73)
Lease liabilities	(2 025)	(2 338)	(404)	(350)	(243)	(285)	(1 056)
Bank overdraft	(68)	(68)	(68)	—	—	—	—
Trade and other payables	(24 806)	(25 152)	(22 861)	(1 227)	(472)	(165)	(427)

	(127 848)	(195 790)	(31 407)	(8 074)	(7 261)	(19 082)	(129 966)
Derivative financial liabilitie s
Interest rate derivatives	(102)	(103)	(7)	(1)	(1)	3	(97)
Foreign exchange derivatives	(600)	(600)	(600)	—	—	—	—
Cross currency interest rate swaps	(175)	(187)	75	(285)	6	75	(58)
Commodity derivatives	(97)	(97)	(97)	—	—	—	—
Equity derivatives	(3 177)	(3 177)	(3 177)	—	—	—

	(4 151)	(4 164)	(3 806)	(286)	5	78	(155)
Of which: related to cash flow hedges	(448)	(448)	(408)	5	3	5	(53)

	31 December 2018 restated
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilitie s
Secured bank loans	(479)	(496)	(383)	(39)	(15)	(27)	(32)
Commercial papers	(1 142)	(1 142)	(1 142)	—	—	—	—
Unsecured bank loans	(108)	(135)	(33)	(6)	(96)	—	—
Unsecured bond issues	(107 796)	(165 979)	(6 410)	(9 146)	(11 636)	(23 672)	(115 115)
Unsecured other loans	(71)	(110)	(19)	(22)	(12)	(12)	(45)
Lease liabilities	(1 985)	(2 591)	(508)	(391)	(325)	(467)	(900)
Bank overdraft	(114)	(114)	(114)	—	—	—	—
Trade and other payables	(24 345)	(24 722)	(22 557)	(260)	(1 060)	(333)	(512)

	(136 040)	(195 289)	(31 166)	(9 864)	(13 144)	(24 511)	(116 604)
Derivative financial liabilities
Interest rate derivatives	(112)	(142)	(125)	(19)	(13)	15	—
Foreign exchange derivatives	(589)	(589)	(589)	—	—	—	—
Cross currency interest rate swaps	(489)	(515)	(29)	72	71	(550)	(79)
Commodity derivatives	(273)	(273)	(273)	—	—	—	—
Equity derivatives	(4 877)	(4 877)	(4 877)	—	—	—	—

	(6 340)	(6 396)	(5 893)	53	58	(535)	(79)
Of which: related to cash flow hedges	(486)	(490)	(416)	2	1	2	(79)

1	“Carrying amount” refers to net book value as recognized in the balance sh e et at each reporting date .

CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s capital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. The management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.
FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet
:

	Assets		Liabilities		Net
Million US dollar	31 December 2019	31 December 2018	31 December 2019	31 December 2018	31 December 2019	31 December 2018
Foreign currency
Forward exchange contracts	112	191	(590)	(586)	(478)	(395)
Foreign currency futures	7	7	(9)	(3)	(2)	4
Interest rate
Interest rate swaps	18	9	(6)	(27)	12	(18)
Cross currency interest rate swaps	157	32	(175)	(489)	(18)	(457)
Other interest rate derivatives	—	20	(97)	(86)	(97)	(66)
Commodities
Aluminum swaps	15	23	(61)	(172)	(46)	(149)
Sugar futures	2	—	(2)	(8)	—	(8)
Wheat futures	14	13	(9)	(11)	5	2
Energy	8	4	(11)	(54)	(3)	(50)
Other commodity derivatives	13	8	(14)	(28)	(1)	(20)
Equity
Equity derivatives	17	—	(3 177)	(4 877)	(3 160)	(4 877)

	362	307	(4 151)	(6 340)	(3 789)	(6 033)
Of which:
Non-current	132	10	(352)	(805)	(220)	(795)
Current	230	297	(3 799)	(5 535)	(3 569)	(5 238)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized at the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value
:

Interest-bearing financial liabilities Million US dollar	2019 Carrying amount 1	2019 Fair value	2018 restated Carrying amount 1	2018 restated Fair value
Fixed rate
Australian dollar	(1 647)	(1 748)	(1 951)	(1 977)
Brazilian real	(544)	(542)	(525)	(525)
Canadian dollar	(2 055)	(2 046)	(1 942)	(1 855)
Euro	(25 346)	(30 365)	(28 217)	(27 551)
Pound sterling	(4 373)	(4 816)	(4 218)	(4 365)
US dollar	(62 205)	(74 035)	(68 820)	(66 123)
Other	(431)	(431)	(311)	(311)

	(96 601)	(113 983)	(105 984)	(102 707)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date .
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	2	9	—
Derivatives at fair value through profit and loss	—	119	—
Derivatives in a cash flow hedge relationship	17	153	—
Derivatives in a fair value hedge relationship	—	19	—
Derivatives in a net investment hedge relationship	—	54	—

	19	354
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 639
Derivatives at fair value through profit and loss	—	3 441	—
Derivatives in a cash flow hedge relationship	21	586	—
Derivatives in a fair value hedge relationship	—	103	—

	21	4 130	1 639

Fair value hierarchy 31 December 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	3	9	—
Derivatives at fair value through profit and loss	—	67	—
Derivatives in a cash flow hedge relationship	7	225	—
Derivatives in a fair value hedge relationship	—	33	—
Derivatives in a net investment hedge relationship	—	14	—

	10	348	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 409
Derivatives at fair value through profit and loss	—	5 699	—
Derivatives in a cash flow hedge relationship	18	507	—
Derivatives in a fair value hedge relationship	—	125	—
Derivatives in a net investment hedge relationship	—	31	—

	18	6 362	1 409
Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (i.e. combination of a written put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In January 2018, ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar, resulting in Ambev’s participation in CND increasing from 55% to 85%. As of 31 December 2019, the put option on the remaining shares held by ELJ was valued at 0.7 billion US dollar (31 December 2018: 0.6 billion US dollar after the exercise of the put option by ELJ) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above. The fair value of such deferred consideration is calculated using present value techniques, namely by discounting futures cash flows at the appropriate rat
e
.

HEDGING RESERVES
The company’s hedging reserves disclosed in Note 23 relate to the following instruments
:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2019	480	(60)	76	494
Change in fair value of hedging instrument recognized in OCI	92	16	—	107
Reclassified to profit or loss / cost of inventory	(398)	162	32	(204)
Deferred tax	—	—	—	—

As per 31 December 2019	174	117	107	397

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2018	559	(20)	47	586
Change in fair value of hedging instrument recognized in OCI	262	97	—	358
Reclassified to profit or loss / cost of inventory	(341)	(137)	26	(452)
Deferred tax	—	—	2	2

As per 31 December 2018	480	(60)	76	494
OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements
:

	31 December 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	362	362	(352)	10
Derivative liabilities	(4 151)	(4 151)	352	(3 799)

	31 December 2018
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	307	307	(293)	13
Derivative liabilities	(6 340)	(6 340)	293	(6 046)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules